Taxes - Income Tax Payable (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Reconciliation Of Changes In Current Tax Liabilities [Abstract]
Opening balance	$ (1,659)	$ (1,693)
Adjustments from prior years	0	165
Current income tax expense	(265)	(601)
Net payment made in the year	293	470
Business combination (refer note 5)	(5,612)	0
Foreign exchange	54	0
Ending balance	$ (7,189)	$ (1,659)